STATEMENT OF CASH FLOWS' COMPLEMENTARY INFORMATION (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Of Cash Flows Complementary Information
Increase in trade receivables and other receivables	$ (411)	$ (151)	$ (233)
Increase in inventories	(20)	(35)	(21)
Increase in trade and other payables	75	17	70
Increase in salaries and social security payables	25	20	15
Defined benefit plans payments	(3)	(3)	(3)
Increase in tax liabilities	17	27	41
Decrease in provisions	(19)	(7)	(1)
Income tax payment			(2)
Payments for derivative financial instruments, net		(4)	(6)
Changes in operating assets and liabilities	$ (336)	$ (136)	$ (140)